Stock-based payment plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of assumptions used to calculate fair value of share options and warrants

	Year Ended December 31,
	2015	2016	2017
Weighted average fair value of underlying shares	$10.96	$16.33	$27.82
Weighted average expected volatility	40.0%	44.8%	50.5%
Weighted average risk-free interest rate	0.37%	0.82%	1.69%
Weighted average expected term (in years)	4.00	3.98	3.73
Dividend yield	—%	—%	—%

Schedule of compensation expenses and total cost including stock-based compensation expense

	Year Ended December 31,
	2015	2016	2017
Stock options	$1,035	$1,587	$2,423
Employee BSPCE warrants	244	277	329
Restricted shares	910	1,018	1,117
Series H preferred shares	168	—	—
Restricted stock units	—	—	1,988
BSA Warrants	—	112	423
Total stock-based compensation expense	$2,357	$2,994	$6,280

Cost of revenue and operating expenses include employee stock-based compensation expense as follows (in thousands):

	Year Ended December 31,
	2015	2016	2017
Cost of revenue – subscriptions	$78	$74	$315
Cost of revenue - professional services	61	84	207
Sales and marketing	793	917	2,271
Research and development	302	542	1,263
General and administrative	1,123	1,377	2,224
Total stock-based compensation expense	$2,357	$2,994	$6,280

8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of options and warrants outstanding and weighted-average exercise prices ("WAEP") of share options and warrants

	Number of	Number of employee	Number of	WAEP per option/
	stock options	BSPCE warrants	BSA warrants	warrant
Balance at January 1, 2015	12,575	4,060	330	$0.65
Granted during the year	5,831	471	—	1.23
Forfeited during the year	(1,545)	(392)	—	0.67
Exercised during the year	(73)	(203)	—	0.30
Balance at December 31, 2015	16,788	3,936	330	$0.82
Granted during the year	1,934	289	300	1.52
Forfeited during the year	(976)	(193)	—	1.35
Exercised during the year	(968)	(404)	(330)	0.45
Balance at December 31, 2016	16,778	3,628	300	$0.88
Granted during the period	—	—	—	—
Exercised during the period	(4,876)	(1,752)	—	0.87
Forfeited during the period	(363)	(104)	—	1.48
Balance at December 31, 2017	11,539	1,772	300	$1.05

Schedule summarizes information about stock options outstanding

Date of board of
directors meeting	Exercise price	Number of stock	Number	Grant date fair
authorizing grant	per option	options outstanding	exercisable	value per option
June 11, 2010	$0.46	16	16	$0.06
November 9, 2010	$0.24	—	—	$0.10
February 16, 2011	$0.24	72	72	$0.10
June 29, 2011	$0.24	8	8	$0.10
April 25, 2012	$0.55	484	484	$0.03
April 30, 2012	$0.55	121	121	$0.03
September 21, 2012	$0.62	205	205	$0.03
February 1, 2013	$0.62	33	33	$0.02
June 12, 2013	$0.62	129	129	$0.02
December 17, 2013	$0.62	4,788	4,790	$0.02
April 24, 2014	$0.62	303	189	$0.44
October 24, 2014	$1.15	346	247	$0.44
December 18, 2014	$1.15	724	501	$0.44
February 6, 2015	$1.15	1,629	757	$0.44
April 24, 2015	$1.29	386	200	$0.44
July 23, 2015	$1.34	630	369	$0.45
October 20, 2015	$1.34	500	122	$0.45
February 4, 2016	$1.57	785	318	$0.51
April 15, 2016	$1.66	380	132	$0.58
		11,539	8,693

Schedule of information about employee warrants outstanding

Date of board of		Number of
directors meeting	Exercise price	employee warrants	Number	Grant date fair
authorizing grant	per warrant	outstanding	exercisable	value per warrant
June 30, 2008	$0.29	38	38	$0.01
November 5, 2009	$0.38	—	—	$0.06
June 11, 2010	$0.46	84	84	$0.06
February 16, 2011	$0.46	44	44	$0.10
April 25, 2012	$0.55	—	—	$0.03
April 30, 2012	$0.55	96	96	$0.03
September 21, 2012	$0.62	172	172	$0.03
October 24, 2014	$1.15	360	270	$0.44
December 18, 2014	$1.15	507	360	$0.44
February 6, 2015	$1.15	2	1	$0.44
April 24, 2015	$1.29	217	130	$0.44
July 23, 2015	$1.34	6	4	$0.45
October 20, 2015	$1.34	9	5	$0.45
February 4, 2016	$1.57	48	18	$0.51
April 15, 2016	$1.66	189	64	$0.58
		1,772	1,286

1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of options and warrants outstanding and weighted-average exercise prices ("WAEP") of share options and warrants

	Number of	Number of employee	Number of	WAEP per option/
	stock options	BSPCE warrants	BSA warrants	warrant
Balance at January 1, 2016	—	—	—	$—
Granted during the period	735	94	18	16.64
Exercised during the period	—	—	—	—
Forfeited during the period	(4)	(1)	—	15.85
Balance at December 31, 2016	731	93	18	$16.64
Granted during the period	203	41	32	30.43
Exercised during the period	(51)	(3)	—	18.59
Forfeited during the period	(43)	(10)	—	22.02
Balance at December 31, 2017	840	121	50	$21.97

Schedule summarizes information about stock options outstanding

Date of board of
directors meeting	Exercise price	Number of share	Number	Grant date fair
authorizing grant	per option	options outstanding	exercisable	value per option
July 8, 2016	$16.23	544	105	$5.42
August 24, 2016	$29.67	12	3	$11.47
November 3, 2016	$22.31	44	8	$8.59
December 2, 2016	$22.77	40	10	$8.04
February 3, 2017	$22.85	129	11	$9.47
May 3, 2017	$30.87	37	—	$11.39
July 28, 2017	$38.37	33	—	$13.47
October 31,2017	$40.87	1	—	$14.52
		840	137

Schedule of information about employee warrants outstanding

Date of board of		Number of
directors meeting	Exercise price	employee warrants	Number	Grant date fair
authorizing grant	per warrant	outstanding	exercisable	value per warrant
July 8, 2016	$16.23	71	21	$5.42
August 24, 2016	$29.67	6	2	$11.47
November 3, 2016	$22.31	5	2	$8.59
February 3, 2017	$22.85	11	2	$9.47
May 3, 2017	$30.87	17	—	$11.39
July 28, 2017	$38.37	9	—	$13.47
October 31, 2017	$40.87	2	—	$14.52
		121	27

Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of options and warrants outstanding and weighted-average exercise prices ("WAEP") of share options and warrants

	Service-based	Performance-based	Weighted-average
	RSUs	RSUs	grant date fair value
Unvested balance at January 1, 2017	—	—	$—
Granted during the period	523	279	36.73
Vested during the period	—	—	—
Forfeited during the period	(14)	(279)	34.05
Balance at December 31, 2017	509	—	$33.10